RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended
	Jun. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Pre Clinical, Clinical, Regulatory and Intellectual Property Issues [Member]	Jun. 30, 2011 Pre Clinical, Clinical, Regulatory and Intellectual Property Issues [Member]	May 31, 2013 Consultant [Member]	Mar. 31, 2008 Consultant [Member]	Jun. 30, 2013 Consultant [Member] Deferred Bonus [Member]	Jan. 31, 2013 Chief Executive Officer [Member]	Apr. 30, 2011 Chief Executive Officer [Member]	Aug. 31, 2013 Chief Executive Officer [Member] Deferred Bonus [Member]	Jun. 30, 2013 Chief Executive Officer [Member] Deferred Bonus [Member]	Aug. 31, 2013 Chief Executive Officer [Member] Deferred Bonus [Member] Maximum [Member]
Related Party Transaction [Line Items]
Allocated Share-based Compensation Expense		$ 841	$ 26	$ 1,394
Operating Leases, Rent Expense	4
Lease Expiration Date	Sep. 30, 2013
General Contractor Costs					5	3	12	7
Officers Compensation										15	14
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount									$ 50			$ 125	$ 75	$ 200